Restatement (Details) (USD $)	3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Accounts receivable	$ 1,813,541			$ 965,605	$ 811,278			$ 811,278	$ 2,100,381	$ 1,511,709
Revenue share payable	1,163,302	1,274,429	872,989			872,989	1,274,429		1,502,761	1,287,552
Deferred revenue	253,438	118,949	301,178	437,521	161,132	301,178	118,949	161,132	120,130	226,272
Additional paid-in-capital	27,720,330	28,483,502	27,388,789	27,304,207	8,597,748	27,388,789	28,483,502	8,597,748	27,595,609	8,875,155
Deferred stock compensation	103,125			(472,669)	(287,857)			(287,857)		270,462
Accumulated deficit	(26,235,951)	(26,355,433)	(26,060,890)	(25,861,452)	(25,141,061)	(26,060,890)	(26,355,433)	(25,141,061)	(26,124,750)	(25,099,357)
Income Statement [Abstract]
Revenues	1,487,553	1,819,421	1,427,008	1,289,428	1,225,169	2,716,436	4,535,857	2,998,546	6,502,962	4,679,741
Cost of Sales	756,440			561,411
Operating expenses	842,610	1,155,933	896,529	1,490,218	1,076,475	2,386,747	3,542,681	2,366,210	4,307,756	3,085,961
Loss from operations	(111,497)			(762,201)					(1,026,328)	(267,536)
Loss before income taxes	(111,201)			(762,095)					(1,025,393)	(267,290)
Net loss				(762,095)
Revenue share expense		958,333	730,140		557,510	1,291,551	2,249,884	1,292,435	3,221,534	1,861,316
Net income (loss)	(111,201)	(294,543)	(199,438)	(762,095)	(411,734)	(961,533)	(1,256,076)	(659,923)	(1,025,393)	(267,290)
Statement of Cash Flows [Abstract]
Net loss	(111,201)	(294,543)	(199,438)	(762,095)	(411,734)	(961,533)	(1,256,076)	(659,923)	(1,025,393)	(267,290)
Stock and options issued for services	(79,591)			(439,838)					(272,804)	(94,998)
Decrease in accounts receivable	(286,840)			(400,330)					588,672	894,911
Increase in accounts payable	(37,241)			66,439					11,633	134,046
Decrease in revenue share payable	339,459			321,947		(434,067)	11,876	678,201	(215,210)	(1,196,975)
Increase in deferred revenue	133,308			211,248		93,780	(148,334)	111,880	(106,142)	177,020
Share-based Compensation	53,841			36,235		602,353	(1,066,672)	404,794	899,438	435,612
Previously stated [Member]
Statement of Financial Position [Abstract]
Accounts receivable				797,725	782,902			782,902		1,566,964
Revenue share payable		853,410	506,901			506,901	853,410			1,193,661
Deferred revenue			42,908	168,714	13,272	42,908		13,272		4,252
Additional paid-in-capital		28,398,825	27,304,112	27,155,730	8,449,271	27,304,112	28,398,825	8,449,271		8,726,708
Deferred stock compensation				(454,409)	(233,077)			(233,077)		(233,942)
Accumulated deficit		(25,716,530)	(25,322,216)	(25,269,535)	(24,870,854)	(25,322,216)	(25,716,530)	(24,870,854)		(24,616,220)
Income Statement [Abstract]
Revenues		1,620,215	1,454,214	1,317,347	1,373,029	2,771,560	4,391,775	3,146,406		4,957,016
Cost of Sales				498,810
Operating expenses		1,155,933	967,070	1,471,958	982,504	2,439,028	3,594,961	2,272,239		2,973,990
Loss from operations				(653,421)
Loss before income taxes				(653,315)
Net loss				(653,315)
Revenue share expense		858,898	540,048	498,810	529,134	1,038,858	1,897,757	1,264,059		1,767,425
Net income (loss)		(394,314)	(52,681)	(653,315)	(141,527)	(705,996)	(1,100,310)	(389,716)		215,847
Statement of Cash Flows [Abstract]
Net loss		(394,314)	(52,681)	(653,315)	(141,527)	(705,996)	(1,100,310)	(389,716)		215,847
Stock and options issued for services				421,577						(19,547)
Decrease in accounts receivable				455,585						(950,166)
Increase in accounts payable				41,439
Decrease in revenue share payable				(395,935)		(686,760)	(340,251)	649,825		1,103,084
Increase in deferred revenue				164,462		38,656	(4,252)	(35,980)		(45,000)
Share-based Compensation				361,957		654,634	1,118,952	310,823		399,092
Adjustments [Member]
Statement of Financial Position [Abstract]
Accounts receivable				167,880	28,376			28,376		(55,255)
Revenue share payable		421,019	366,088			366,088	421,019			93,891
Deferred revenue		118,949	258,270	268,807	147,860	258,270	118,949	147,860		222,020
Additional paid-in-capital		84,677	84,677	148,477	148,477	84,677	84,677	148,477		148,477
Deferred stock compensation				(18,260)	(54,780)			(54,780)		(36,520)
Accumulated deficit		(638,903)	(738,674)	(591,917)	(270,207)	(738,674)	(638,903)	(270,207)		(483,137)
Income Statement [Abstract]
Revenues		199,206	(27,206)	(27,919)	(147,860)	(55,124)	144,082	(147,860)		(277,275)
Operating expenses			(70,541)	18,260	93,971	(52,281)	(52,280)	93,971		111,701
Revenue share expense		99,435	190,092	62,601	28,376	252,693	352,127	28,376		93,891
Net income (loss)		99,771	(146,757)	(108,780)	(270,207)	(255,537)	(155,766)	(270,207)		(483,137)
Statement of Cash Flows [Abstract]
Net loss		99,771	(146,757)	(108,780)	(270,207)	(255,537)	(155,766)	(270,207)		(483,137)
Stock and options issued for services										(75,451)
Decrease in accounts receivable										55,255
Decrease in revenue share payable				62,601		252,693	352,127	28,376		93,891
Increase in deferred revenue				27,919		55,124	(144,082)	147,860		222,020
Share-based Compensation				$ 18,260		$ (52,281)	$ (52,280)	$ 93,971		$ 36,520